ACCOUNTS RECEIVABLE, NET - Summary of Accounts Receivable and Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 100,182	$ 63,676
Allowance for doubtful accounts	(2,400)	(1,830)	$ (195)	$ (186)
Accounts receivables, net	$ 97,782	$ 61,846